Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2024
Related Party Transaction [Line Items]
Working Capital	$ 4,730,000
Accumulated other comprehensive income	5,019,336	$ (63,634)
Gain from short term investments	$ 0	0	$ 84,634
Estimated useful lives	5 years
Impairment loss on goodwill	$ 54,765,074
Contract liabilities	9,544			$ 109,908
Contract liabilities	9,544	37,316		$ 72,297
Foreign currency translation adjustment loss	295
Continuing Operations [Member]
Related Party Transaction [Line Items]
Employee benefits	160,977	39,331	$ 13,016
Accumulated Other Comprehensive Income Loss [Member]
Related Party Transaction [Line Items]
Accumulated other comprehensive income	$ 5,019,336	$ 63,634